Summary of Significant Accounting Policies and Practices Schedule Of Equity Method Investments (Details)	Jun. 30, 2020
DKFS, LLC Member
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	46.00%